INCOME TAXES (Schedule of Deferred Tax Liabilities) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax liabilities:
Intangible assets	$ (451,042)	$ (956,099)
Analysis as:
Current	(6,133)	(518,592)
Non-current	(444,909)	(437,507)
Total deferred tax liabilities	$ (451,042)	$ (956,099)